Retirement Plans and Postretirement Costs (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Pension [Member]
Accumulated benefit obligations and projected benefit obligations
Accumulated benefit obligation	$ 96,167	$ 84,902
Projected benefit obligation	96,167	84,902
SERP [Member]
Accumulated benefit obligations and projected benefit obligations
Accumulated benefit obligation	6,629	4,158
Projected benefit obligation	$ 7,216	$ 4,707